Formal Agreement	12 Months Ended
Dec. 31, 2011
Formal Agreement [Abstract]
Formal Agreement
Note 18. Formal Agreement and Individual Minimum Capital Ratios

On August 9, 2011, the Bank entered into a Formal Agreement with the OCC.  Under the terms of the Formal Agreement, the Board of Directors will perform a review of the Bank's management and thereafter on an ongoing basis ensure that the Bank has competent management to operate the Bank. In addition, the Bank has agreed to develop, implement and ensure compliance with written plans to (a) maintain sufficient capital, (b) improve and sustain earnings, (c) improve the Bank's position with respect to loans, relationships or other assets criticized in any report of examination of the Bank, and (d) strengthen the loan review system to ensure timely identification and categorization of problem credits. In addition, as part of the Bank's plan to maintain sufficient capital, the Bank must adopt a dividend policy that permits the declaration of a dividend only when the Bank is in compliance with its approved capital program and certain federal statutes and with the prior written determination of no supervisory objection by the OCC. The Bank has also agreed that it will not extend, renew or capitalize accrued interest on any credit to any borrower whose loans or other extensions of credit have been criticized in any report of examination of the Bank and whose aggregate loans or other extensions exceed $250,000 absent prior approval by the Board of Directors consistent with the requirements of the Formal Agreement.

The Bank has already appointed a committee to monitor compliance with the Formal Agreement. Management and the Board of Directors are in the process of addressing the requirements of the Formal Agreement and have already taken important steps towards complying with its terms.

In addition to the Formal Agreement, the OCC established minimum capital ratios that require the Bank to maintain a minimum Tier 1 leverage ratio of 8.25%, a Tier 1 risk-based capital ratio of 12.00% and a total risk-based capital ratio of 13.00%.